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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 24F-2
                     Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                            Please print or type.

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1.   Name and address of issuer:
     The Lutheran Brotherhood Family of Funds
     625 Fourth Avenue South
     Minneapolis, MN  55415

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2.   Name of each series or class of funds for which this notice is filed:
     Lutheran Brotherhood Opportunity Growth Fund
     Lutheran Brotherhood World Growth Fund
     Lutheran Brotherhood Fund
     Lutheran Brotherhood High Yield Fund
     Lutheran Brotherhood Income Fund
     Lutheran Brotherhood Municipal Bond Fund
     Lutheran Brotherhood Money Market Fund

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3.   Investment Company Act File Number:  811-1467

     Securities Act File Number:  2-25984

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4.   Last day of fiscal year for which this notice is filed:
     October 31, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                  [ ]

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6.   Date of termination of issuers declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     Lutheran Brotherhood Opportunity Growth Fund            0
     Lutheran Brotherhood World Growth Fund                  0
     Lutheran Brotherhood Fund                               0
     Lutheran Brotherhood High Yield Fund                    0
     Lutheran Brotherhood Income Fund                        0
     Lutheran Brotherhood Municipal Bond Fund                0
     Lutheran Brotherhood Money Market Fund                  0

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
     Lutheran Brotherhood Opportunity Growth Fund            0
     Lutheran Brotherhood World Growth Fund                  0
     Lutheran Brotherhood Fund                               0
     Lutheran Brotherhood High Yield Fund                    0
     Lutheran Brotherhood Income Fund                        0
     Lutheran Brotherhood Municipal Bond Fund                0
     Lutheran Brotherhood Money Market Fund                  0

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9.   Number and aggregate sale of price of securities sold during the fiscal year:
     Number of securities sold:
     Lutheran Brotherhood Opportunity Growth Fund              6,711,097
     Lutheran Brotherhood World Growth Fund                    4,309,447
     Lutheran Brotherhood Fund                                 3,864,306
     Lutheran Brotherhood High Yield Fund                     15,831,978
     Lutheran Brotherhood Income Fund                          6,482,945
     Lutheran Brotherhood Municipal Bond Fund                  4,807,171
     Lutheran Brotherhood Money Market Fund                  692,236,105

     Aggregate sale price of securities sold:
     Lutheran Brotherhood Opportunity Growth Fund             92,147,804
     Lutheran Brotherhood World Growth Fund                   40,019,412
     Lutheran Brotherhood Fund                                86,375,297
     Lutheran Brotherhood High Yield Fund                    149,252,944
     Lutheran Brotherhood Income Fund                         56,879,370
     Lutheran Brotherhood Municipal Bond Fund                 42,263,649
     Lutheran Brotherhood Money Market Fund                  692,236,105

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     Number of securities sold:
     Lutheran Brotherhood Opportunity Growth Fund              6,711,097
     Lutheran Brotherhood World Growth Fund                    4,309,447
     Lutheran Brotherhood Fund                                 3,864,306
     Lutheran Brotherhood High Yield Fund                     15,831,978
     Lutheran Brotherhood Income Fund                          6,482,945
     Lutheran Brotherhood Municipal Bond Fund                  4,807,171
     Lutheran Brotherhood Money Market Fund                  692,236,105

     Aggregate sale price of securities sold:
     Aggregate sale price of securities sold:
     Lutheran Brotherhood Opportunity Growth Fund             92,147,804
     Lutheran Brotherhood World Growth Fund                   40,019,412
     Lutheran Brotherhood Fund                                86,375,297
     Lutheran Brotherhood High Yield Fund                    149,252,944
     Lutheran Brotherhood Income Fund                         56,879,370
     Lutheran Brotherhood Municipal Bond Fund                 42,263,649
     Lutheran Brotherhood Money Market Fund                  692,236,105

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
     Number of securities issued:
     Lutheran Brotherhood Opportunity Growth Fund             2,801,319
     Lutheran Brotherhood World Growth Fund                       2,995
     Lutheran Brotherhood Fund                                2,392,606
     Lutheran Brotherhood High Yield Fund                     4,373,177
     Lutheran Brotherhood Income Fund                         5,621,887
     Lutheran Brotherhood Municipal Bond Fund                 2,755,029
     Lutheran Brotherhood Money Market Fund                  17,063,037

     Aggregate sale price of securities issued:
     Lutheran Brotherhood Opportunity Growth Fund            33,057,094
     Lutheran Brotherhood World Growth Fund                      26,205
     Lutheran Brotherhood Fund                               49,537,622
     Lutheran Brotherhood High Yield Fund                    40,091,272
     Lutheran Brotherhood Income Fund                        47,792,081
     Lutheran Brotherhood Municipal Bond Fund                23,551,470
     Lutheran Brotherhood Money Market Fund                  17,063,037

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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                      $1,159,174,581
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     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                     +   211,118,781
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     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):             - 1,061,781,223
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     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):           +     0
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     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           line (iv)] (if applicable):                             308,512,139
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     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see Instruction C.6):                   x  1/3300
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     (vii) Fee due [line (i) or line (v) multiplied by
           line (vii)]:                                            93,488.53
                                                                  ============

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: December 20, 1996



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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*   /s/ Randall L. Wetherille
                                 ------------------------------------------
                                 Randall L. Wetherille, Assistant Secretary



     Date December 23, 1996
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  *Please print the name and title of the signing officer below the signature.


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THE LUTHERAN BROTHERHOOD
FAMILY OF FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota  55415

December 23, 1996

The Lutheran Brotherhood Family of Funds
625 Fourth Avenue South
Minneapolis, MN   55415

Dear Sir or Madam:

You have requested my opinion for use in conjunction with a Rule 24f-2 Notice for The Lutheran Brotherhood Family of Funds (the "Fund") to be filed in respect of shares of beneficial interest of the Fund ("Shares") sold for the fiscal period ended October 31, 1996, pursuant to the Fund's Registration Statement filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933 (File No. 2-25984) ("Registration Statement").

In its pre-effective Registration Statement, the Fund elected to register an indefinite number of Shares pursuant to the provisions of Rule 24f-2.

I have reviewed the amended Registration Statement of the Fund and such other documents and records deemed relevant. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal period ended October 31, 1996, registration of which the Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and nonassessable.

I consent to your filing this opinion as an Exhibit to the Rule 24f-2 Notice referred to above, the Registration Statement of the Fund and to any application or Registration Statement filed under the Securities Laws of any of the States of the United States.

Sincerely,

/s/ Randall L. Wetherille
Randall L. Wetherille
Assistant Secretary
(612) 340-8039

RLW:ah\Opinion

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